Interest Expense	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Interest Expense

Note 5. Interest Expense

Interest expense included the following (in millions of dollars):

	Years Ended December 31,
	2013	2012	2011
Financial interest expense:
Related parties (see Note 19)	$441	$440	$635
Other	603	651	506
Interest accretion, primarily related to debt discounts, debt issuance costs and fair value adjustments	117	119	170
Payable-in-kind interest —related party (see Note 12)	—	—	27
Capitalized interest related to capital expenditures	(126)	(116)	(100)

Total	$1,035	$1,094	$1,238

Related party amounts above include activities with the U.S. Treasury through July 21, 2011. Refer to Note 19, Other Transactions with Related Parties, for additional information.